                                   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5662

                      Van Kampen California Municipal Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/05

Item 1. Reports to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen California Municipal Trust performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of June 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/2005

CALIFORNIA MUNICIPAL TRUST
SYMBOL: VKC
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (11/1/88)             7.80%         7.09%

10-year                               7.82          6.29

5-year                                9.64          9.60

1-year                               13.81         16.61
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers California Municipal Bond Index is a broad-based statistical composite of California municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Bloomberg L.P.

Trust Report

FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen California Municipal Trust is managed by the Adviser's Municipal Fixed Income team.(1) Current members include John Reynoldson, Executive Director of the Adviser, Joseph Piraro and Robert Wimmel, Vice Presidents of the Adviser.

MARKET CONDITIONS

During the 12-month period ended June 30, 2005, ongoing increases in short-term interest rates were a leading influence on the municipal bond market. Continued signs of economic growth and record rising oil prices stirred inflation fears. Against this backdrop, the Federal Open Market Committee (the "Fed") raised the federal funds target at a "measured" pace. Eight increases of 25 basis points each brought the target rate from 1.25 percent at the start of the period to
3.25 percent at the close. Although the yields of short- and intermediate-term bonds rose in response to the Fed's actions, long-term interest rates fell as buyers seemed undiscouraged by the prospect for rising inflation. The difference between short and longer-term yields (also known as the yield curve) flattened and municipal bonds with long maturities generally outperformed those with shorter maturities.

The municipal bond market posted solid returns overall, outpacing most other segments of the bond market. Performance was not equally robust across the municipal market, however. Shorter-term municipal bonds were impeded by the Fed's tightening, while longer-term bonds posted strong gains. As investors pursued higher yields, lower quality bonds generally outperformed higher quality issues.

The supply of new municipal issues declined slightly in 2004, but ramped up steeply in 2005 as long-term issuers moved to bring securities to market in advance of additional near-term interest rate rises. During the reporting period, California continued to lead the nation in new issuance; more than half of the state's new underwriting volume was backed by insurance.

The State of California continued to improve from a credit perspective. The government appeared to make strides in resolving its budgetary deficit, while both S&P and Moody upgraded the state's general obligation bonds during the period. These factors contributed to increased demand for California bonds. Despite its progress, the state still has significant ground to cover before achieving fiscal balance. Moreover, as state residents grew impatient with the pace of reforms, Governor Schwarzenegger's popularity waned as the reporting period progressed, and he could face added challenges in implementing his deficit reduction plans.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the trust outperformed its benchmark. (See table below.)

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

-------------------------------------------------------------
                                    LEHMAN BROTHERS
      BASED ON     BASED ON           CALIFORNIA
        NAV      MARKET PRICE    MUNICIPAL BOND INDEX

       13.81%       16.61%               9.21%
-------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust often uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive. Overall, however, the strategy of using leverage during the period was positive.

Throughout the period, the trust's duration (a measure of interest rate sensitivity) was below that of its benchmark, the Lehman Brothers California Municipal Index. As a result, the trust was precluded from participating to the fullest extent as longer maturity bonds rallied. Also reflecting this conservative approach, the trust invests exclusively in bonds with investment grade credit ratings. At the end of the reporting period, AAA rated bonds accounted for approximately 78 percent of the portfolio's assets. Given the market's preference for lower-rated, higher-yielding bonds, our commitment to quality affected relative performance during the reporting period.

One of our primary strategies during the period was to take advantage of compelling opportunities among longer maturity bonds. We sought to limit exposure to areas of the market that we believed would be most vulnerable to rising rates, while positioning the trust to benefit from additional flattening of the yield curve. Our purchases focused on the 20- to 25-year segment of the market during the first half of the reporting period, and the 25- to 30-year segment during 2005. We favored bonds with premium (or above-market) coupons. To fund these purchases, we reinvested proceeds from refunding activity and from our sales of bonds with shorter maturities in the 10- to 15-year range.

We also found opportunities to deploy additional assets into bonds with BBB ratings, which offered attractive yield characteristics as well as the investment-grade ratings that the trust's prospectus requires. Bonds rated BBB represented approximately 4 percent of the portfolio at the end of the reporting period.

Portfolio holdings were well diversified across the major sectors of the municipal market. The trust maintained its long-standing emphasis on bonds tied to essential services, including tax district, education, and water and sewer bonds. In contrast, we avoided bonds with unfavorable structures or the potential for increased volatility, such as zero-coupon, noncallable and housing bonds, and bonds subject to the alternative minimum tax.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

CHANGES IN INVESTMENT POLICIES

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Trust recently approved a change in its investment policies to allow the Trust to invest up to 15% of its net assets in "inverse floating rate obligations." Floating rate obligations bear rates of interest that are adjusted periodically to reflect changes in market rates of interest. Inverse floating rate obligations have rates that vary inversely with changes in market rates of interest. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

TOP 5 SECTORS AS OF 6/30/05                 RATINGS ALLOCATION AS OF 6/30/05
Tax District                  18.9%         AAA/Aaa                         78.3%
Water & Sewer                 15.1          AA/Aa                            4.0
Higher Education              12.7          A/A                             13.5
Public Education              11.5          BBB/Baa                          4.2
Public Building               10.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments and sectors are as percentage of long term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a change in the advisory fee rate effective November 1, 2004 and materials it had received in approving a reorganization of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
          CALIFORNIA MUNICIPAL BONDS  156.7%
$1,000    Abag Fin Auth For Nonprofit Corp CA Ctf Part
          Childrens Hosp Med Ctr (AMBAC Insd).............  5.875%   12/01/19   $  1,120,060
 1,000    Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf
          Lincoln Glen Manor Sr Citizens (CA MTG Insd)....  6.100    02/15/25      1,065,620
 1,000    Abag Fin Auth For Nonprofit Corp CA Multi-Family
          Rev Hsg Utd Dominion Ser A Rfdg (AMT) (GTY AGMT:
          Utd Dominion Realty Tr).........................  6.400    08/15/30      1,072,830
 1,205    Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA
          Insd)...........................................  4.750    06/01/20      1,250,983
 1,000    Bay Area Toll Auth CA Toll Brdg Rev San
          Francisco Bay Area Ser D........................  5.000    04/01/17      1,081,560
 1,000    California Edl Fac Auth Rev Pitzer College Ser
          A...............................................  5.000    04/01/30      1,039,450
   240    California Edl Fac Auth Rev Student Ln CA Ln Pgm
          Ser A (AMT) (MBIA Insd).........................  6.000    03/01/16        252,715
 1,500    California Edl Fac Auth Rev Univ of Redlands Ser
          A (a)...........................................  5.000    10/01/31      1,564,710
 1,000    California Hlth Fac Fin Auth Rev Cedars Sinai
          Med Ctr Ser A...................................  6.125    12/01/19      1,099,410
 1,000    California Hsg Fin Agy Rev Multi-Family Hsg III
          Ser A (AMT) (MBIA Insd).........................  5.850    08/01/17      1,036,960
 1,000    California Pollutn Ctl Fin Auth Pollutn Ctl Rev
          Southn CA Edison Co (AMT) (AMBAC Insd)..........  6.000    07/01/27      1,005,170
    25    California Rural Home Mtg Fin Auth Single Family
          Mtg Rev Ser C (AMT) (GNMA Collateralized).......  7.800    02/01/28         25,146
 2,000    California St (FGIC Insd).......................  5.000    10/01/23      2,109,860
 1,095    California St Pub Wks Brd Univ CA Institute Proj
          C...............................................  5.000    04/01/26      1,167,598
 1,000    California St Vet Bd Ser BH (AMT) (FSA Insd)....  5.400    12/01/15      1,061,730
 1,600    Commerce, CA Jt Pwrs Fin Cmnty Ctr Proj (XLCA
          Insd)...........................................  5.000    10/01/29      1,687,776
 1,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA
          Insd)...........................................  5.000    06/01/21      1,068,510
 1,280    El Cerrito, CA Redev Agy Tax Alloc Redev Proj
          Area Ser B Rfdg (AMT) (MBIA Insd) (b)...........  5.250    07/01/15      1,397,491
 1,000    Emeryville, CA Pub Fin Auth Shellmound Pk Redev
          & Hsg Proj B (MBIA Insd)........................  5.000    09/01/19      1,065,180
 1,000    Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg
          (Connie Lee Insd)...............................  5.250    12/01/19      1,072,370
 1,000    Fontana, CA Redev Agy Tax Southeast Indl Pk Proj
          Rfdg (MBIA Insd)................................  5.000    09/01/22      1,055,630
 1,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg.....................................    *      01/15/30        240,760
 1,000    Golden St TOB Securitization Corp CA Settlement
          Rev Ser 2003 A-1 (a)............................  6.250    06/01/33      1,094,200
 1,000    Imperial Irr Dist CA Ctf Partn Elec Sys Proj
          (FSA Insd)......................................  5.250    11/01/23      1,089,660

 10                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
$1,000    Irvine, CA Pub Fac & Infrastructure Auth Assmt
          Rev Ser B (AMBAC Insd)..........................  5.000%   09/02/22   $  1,033,120
   800    Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
          Campus Ser A (AMBAC Insd) (b)...................  5.000    08/01/19        868,504
 1,000    Long Beach, CA Harbor Rev Ser A Rfdg (AMT)
          (MBIA)..........................................  5.000    05/15/25      1,055,380
 1,250    Los Angeles Cnty, CA Sch Regionalized Business
          Svc Ctf LA Cnty Sch Pooled Fin Proj Ser A (FSA
          Insd)...........................................  5.000    09/01/28      1,324,250
 2,000    Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA
          Insd)...........................................  5.000    07/01/26      2,136,700
 1,000    Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)...  5.250    07/01/20      1,114,580
 1,000    Lucia Mar Uni Sch Dist Election 2004 Ser A (FGIC
          Insd)...........................................  5.000    08/01/25      1,073,550
 1,000    National City, CA Cmnty Dev Com Redev Proj Ser B
          Rfdg (AMBAC Insd)...............................  5.250    08/01/32      1,093,930
 1,000    Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A
          (MBIA Insd).....................................  5.500    05/01/19      1,169,080
 1,000    Redlands, CA Redev Agy Tax Alloc Redev Proj Ser
          A Rfdg (MBIA Insd)..............................  4.750    08/01/21      1,031,160
 1,740    Riverside Cnty, CA Ctf Partn Historic Courthouse
          Ser B Rfdg (FGIC Insd) (b)......................  5.000    11/01/25      1,865,454
   955    San Diego, CA Hsg Auth Multi-Family Hsg Rev
          (AMT) (GNMA Collateralized).....................  5.000    07/20/18        987,460
 1,000    San Dimas, CA Redev Agy Tax Alloc Creative
          Growth Ser A (FSA Insd).........................  5.000    09/01/16      1,075,510
 2,000    San Jose, CA Fin Auth Lease Rev Convention Ctr
          Proj Ser F Rfdg (MBIA Insd).....................  5.000    09/01/17      2,171,440
 1,355    San Marcos, CA Pub Fac Auth Tax Allocation Rev
          Proj Areas No 2 & 3 Fin Proj Ser C (AMBAC)
          (b).............................................  4.750    08/01/25      1,406,111
 1,000    Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)........  5.600    08/01/23      1,199,500
 1,350    Santa Ana, CA Uni Sch Dist (MBIA Insd) (b)......  5.375    08/01/21      1,486,849
 1,000    Semitropic Impt Wtr Storage Dist CA Wtr Ser A
          (XLCA Insd).....................................  5.125    12/01/35      1,062,910
 1,305    South Orange Cnty, CA Pub Fin Auth Reassmt Rev
          (FSA Insd)......................................  5.800    09/02/18      1,453,483
   600    Southern CA Pub Pwr Auth Pwr Proj Rev
          Multi-Projs.....................................  5.500    07/01/20        600,048
 1,000    State Center, CA Cmnty Election 2002 Ser A (MBIA
          Insd)...........................................  5.500    08/01/28      1,123,420

See Notes to Financial Statements                                             11

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
$1,325    Sweetwater, CA Auth Wtr Rev (Prerefunded @
          04/01/10) (FSA Insd)............................  5.500%   04/01/18   $  1,488,108
 1,000    University of CA Rev Multi Purp Proj Ser M (FGIC
          Insd)...........................................  5.125    09/01/17      1,085,130
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  156.7%
  (Cost $50,598,960).........................................................     54,631,056
                                                                                ------------

SHORT-TERM INVESTMENTS  6.6%
 1,300    California St Dept Wtr Res Pwr Supply Rev Ser
          B-6 (LOC--State Street Bank)....................  2.200    05/01/22      1,300,000
 1,000    Irvine, CA Impt Bd Act 1915 Assmt Dist No 94-15
          (LOC--State Street Bank)........................  2.200    09/02/20      1,000,000
                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $2,300,000)..........................................................      2,300,000
                                                                                ------------

TOTAL INVESTMENTS  163.3%
  (Cost $52,898,960).........................................................     56,931,056
LIABILITIES IN EXCESS OF OTHER ASSETS  (5.9%)................................     (2,053,461)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (57.4%)..................    (20,010,357)
                                                                                ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 34,867,238
                                                                                ============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Securities purchased on a when-issued or delayed delivery basis.

(b) The Trust owns 100% of the bond issuance.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CA MTG--California Mortgage Insurance

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

GTY AGMT--Guarantee Agreement

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 12                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Total Investments (Cost $52,898,960)........................  $56,931,056
Cash........................................................      151,415
Interest Receivable.........................................      764,930
Other.......................................................        1,234
                                                              -----------
    Total Assets............................................   57,848,635
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    2,648,364
  Investment Advisory Fee...................................       24,774
  Other Affiliates..........................................       11,174
  Income Distributions--Common Shares.......................       10,747
Trustees' Deferred Compensation and Retirement Plans........      219,042
Accrued Expenses............................................       56,939
                                                              -----------
    Total Liabilities.......................................    2,971,040
Preferred Shares (including accrued distributions)..........   20,010,357
                                                              -----------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $34,867,238
                                                              ===========
NET ASSET VALUE PER COMMON SHARE ($34,867,238 divided by
  3,257,560 shares outstanding).............................  $     10.70
                                                              ===========
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 3,257,560 shares issued and
  outstanding)..............................................  $    32,576
Paid in Surplus.............................................   29,564,418
Net Unrealized Appreciation.................................    4,032,096
Accumulated Net Realized Gain...............................    1,088,871
Accumulated Undistributed Net Investment Income.............      149,277
                                                              -----------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $34,867,238
                                                              ===========
PREFERRED SHARES ($.01 par value, authorized 1,000,000
  shares, 400 issued with liquidation preference of $50,000
  per share)................................................  $20,000,000
                                                              ===========
NET ASSETS INCLUDING PREFERRED SHARES.......................  $54,867,238
                                                              ===========

See Notes to Financial Statements                                             13

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended June 30, 2005

INVESTMENT INCOME:
Interest....................................................  $2,662,468
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     306,498
Preferred Share Maintenance.................................      64,667
Trustees' Fees and Related Expenses.........................      44,240
Legal.......................................................      30,180
Custody.....................................................       7,037
Other.......................................................     103,290
                                                              ----------
    Total Expenses..........................................     555,912
                                                              ----------
NET INVESTMENT INCOME.......................................  $2,106,556
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $1,077,076
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   2,625,069
  End of the Period.........................................   4,032,096
                                                              ----------
Net Unrealized Appreciation During the Period...............   1,407,027
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $2,484,103
                                                              ==========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (352,679)
                                                              ==========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $4,237,980
                                                              ==========

 14                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE          FOR THE
                                                               YEAR ENDED       YEAR ENDED
                                                              JUNE 30, 2005    JUNE 30, 2004
                                                              ------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................   $ 2,106,556      $ 2,103,419
Net Realized Gain...........................................     1,077,076           42,420
Net Unrealized Appreciation/Depreciation During the
  Period....................................................     1,407,027       (2,097,101)

Distributions to Preferred Shareholders:
  Net Investment Income.....................................      (352,679)        (192,274)
                                                               -----------      -----------
Change in Net Assets Applicable to Common Shares from
  Operations................................................     4,237,980         (143,536)

Distributions to Common Shareholders:
  Net Investment Income.....................................    (1,824,299)      (1,954,457)
  Net Realized Gain.........................................       (43,112)        (415,571)
                                                               -----------      -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES.....................................     2,370,569       (2,513,564)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.....................................    32,496,669       35,010,233
                                                               -----------      -----------
End of the Period (Including accumulated undistributed net
  investment income of $149,277 and $225,039,
  respectively).............................................   $34,867,238      $32,496,669
                                                               ===========      ===========

See Notes to Financial Statements                                             15

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           --------------------------------
                                                             2005        2004        2003
                                                           --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................  $   9.98    $  10.75    $  10.25
                                                           --------    --------    --------
  Net Investment Income..................................       .65         .65         .67
  Net Realized and Unrealized Gain/Loss..................       .75        (.63)        .64
  Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income................................      (.11)       (.06)       (.07)
                                                           --------    --------    --------
Total from Investment Operations.........................      1.29        (.04)       1.24
Distributions Paid to Common Shareholders:
  Net Investment Income..................................      (.56)       (.60)       (.63)
  Net Realized Gain......................................      (.01)       (.13)       (.11)
                                                           --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD.......................  $  10.70    $   9.98    $  10.75
                                                           ========    ========    ========

Common Share Market Price at End of the Period...........  $   9.59    $   8.73    $  10.45
Total Return (a).........................................    16.61%     -10.03%      10.97%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)...................................  $   34.9    $   32.5    $   35.0
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (b)......................................     1.63%       1.65%       1.56%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (b)........................     6.18%       6.24%       6.38%
Portfolio Turnover.......................................       40%         33%         19%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (b)...................................     1.03%       1.03%        .99%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)........................     5.15%       5.67%       5.69%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.......................       400         400         400
Asset Coverage Per Preferred Share (d)...................  $137,194    $131,256    $137,533
Involuntary Liquidating Preference Per Preferred Share...  $ 50,000    $ 50,000    $ 50,000
Average Market Value Per Preferred Share.................  $ 50,000    $ 50,000    $ 50,000

*  Amount is less than $.01.

(a)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(c)Ratios reflect the effect of dividend payments to preferred shareholders.

(d)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing by the number of preferred shares outstanding.

(e)As required, effective July 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets applicable to common shares by .06%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

YEAR ENDED JUNE 30,
-------------------------------------------------------------------------------
     2002 (e)     2001       2000       1999       1998       1997       1996
-------------------------------------------------------------------------------
     $   9.99   $   9.36   $   9.93   $  10.67   $  10.45   $  10.28   $  10.40
     --------   --------   --------   --------   --------   --------   --------
          .71        .73        .76        .78        .85        .89        .91
          .28        .58       (.44)      (.37)       .53        .39        -0-*
         (.11)      (.23)      (.22)      (.20)      (.22)      (.21)      (.23)
     --------   --------   --------   --------   --------   --------   --------
          .88       1.08        .10        .21       1.16       1.07        .68
         (.55)      (.45)      (.53)      (.62)      (.72)      (.75)      (.75)
         (.07)       -0-*      (.14)      (.33)      (.22)      (.15)      (.05)
     --------   --------   --------   --------   --------   --------   --------
     $  10.25   $   9.99   $   9.36   $   9.93   $  10.67   $  10.45   $  10.28
     ========   ========   ========   ========   ========   ========   ========

     $  10.14   $   8.83   $  8.375   $  9.875   $ 12.125   $12.1875   $ 10.875
       22.39%     10.99%     -8.14%    -11.17%      7.77%     21.40%      9.02%
     $   33.4   $   32.5   $   30.5   $   32.3   $   34.5   $   33.6   $   32.9
        1.59%      1.65%      1.47%      1.67%      1.57%      1.58%      1.65%
        6.90%      7.33%      8.25%      7.38%      8.00%      8.54%      8.76%
          24%        16%        60%        33%        53%        30%        19%

         .99%      1.02%       .88%      1.05%       .99%       .99%      1.03%
        5.86%      5.02%      5.82%      5.49%      5.91%      6.51%      6.57%

          400        400        400        400        400        400        400
     $133,498   $131,365   $126,216   $130,843   $136,309   $134,055   $132,192
     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             17

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen California Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of California municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on November 1, 1988.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2005, the Trust had $2,648,364 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discounts are accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $52,825,287
                                                              ===========
Gross tax unrealized appreciation...........................  $ 4,107,954
Gross tax unrealized depreciation...........................       (2,185)
                                                              -----------
Net tax unrealized appreciation on investments..............  $ 4,105,769
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually to common shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended June 30, 2005 and 2004 was as follows:

                                                               2005        2004
Distributions paid from:
  Ordinary income...........................................  $   -0-    $417,385
  Long-term capital gain....................................   43,112         -0-
                                                              -------    --------
                                                              $43,112    $417,385
                                                              =======    ========

    Due to inherent differences in the recognition of income, expenses and realized gains/ losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference relating to book to tax accretion differences totaling $5,340 has been reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $   80,097
Undistributed long-term capital gain........................    $1,002,319

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

    For the year ended June 30, 2005, the Trust recognized expenses of approximately $4,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the year ended June 30, 2005, the Trust recognized expenses of approximately $37,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $22,242,546 and $22,335,067, respectively.

4. REMARKETED PREFERRED SHARES

The Trust has outstanding 400 shares of Remarketed Preferred Shares ("RP"). Dividends are cumulative and the rate is reset through an auction process every 28 days. The rate in effect on June 30, 2005 was 2.100%. During the year ended June 30, 2005, rates ranged from 1.200% to 2.750%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The RP are redeemable at the option of the Trust in whole or in part at the liquidation value of $50,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the RP are subject to mandatory redemption if the tests are not met.

5. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. TRUST MERGER

On March 18, 2005, the Trustees of California Municipal Trust ("Target Trust") announced its intention to merge the Target Trust into California Value Municipal Income Trust ("Acquiring Trust"). The Trustees of each of the trusts have approved in principal an agreement and plan of reorganization between the trusts providing for a transfer of assets and liabilities of the Target Trust to the Acquiring Trust in exchange for shares of beneficial interest of the Acquiring Trust (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Trust.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Van Kampen California Municipal
Trust

We have audited the accompanying statement of assets and liabilities of Van Kampen California Municipal Trust (the "Trust"), including the portfolio of investments, as of June 30, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the six years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Trust's financial highlights for the periods ended prior to June 30, 2000, were audited by other auditors whose report dated, August 5, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the Trust's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen California Municipal Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
August 11, 2005

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110-1713

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended June 30, 2005. The Trust designated 100.0% of the income distributions as a tax-exempt income distribution. The Trust designated and paid $43,112 as a long-term capital gain distribution. In January, the Trust provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 24

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

RESULTS OF SHAREHOLDER VOTES

The Special Meeting of the Shareholders of the Trust was held on June 22, 2005, where shareholders voted on the election of trustees.

    With regard to the election of the following trustees by the common shareholders of the Trust:

                                                                   # OF SHARES
                                                              ---------------------
                                                              IN FAVOR     WITHHELD
-----------------------------------------------------------------------------------
David C. Arch...............................................  3,017,732     89,921
Jerry D. Choate.............................................  3,018,628     89,026
Howard J Kerr...............................................  3,018,733     89,921
Suzanne H. Woolsey..........................................  3,018,654     89,421

    The other trustees of the Trust whose terms did not expire in 2005 are Rod Dammeyer, Linda Hutton Heagy, R. Craig Kennedy, Mitchell M. Merin, Jack E. Nelson, Richard F. Powers III, Hugo F. Sonnenschein, and Wayne W. Whalen.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees of the Funds generally serve three year terms or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             82       Trustee/Director/Managing
Blistex Inc.                                 since 1988  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (66)            Trustee      Trustee     Prior to January 1999,         80       Trustee/Director/Managing
33971 Selva Road                             since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)               Trustee      Trustee     President of CAC, L.L.C.,      82       Trustee/Director/Managing
CAC, L.L.C.                                  since 1988  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            80       Trustee/Director/Managing
Heidrick & Struggles                         since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (53)           Trustee      Trustee     Director and President of      80       Trustee/Director/Managing
1744 R Street, NW                            since 2003  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (69)              Trustee      Trustee     Prior to 1998, President       82       Trustee/Director/Managing
736 North Western Avenue                     since 1992  and Chief Executive                     General Partner of funds
P.O. Box 317                                             Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                    Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)             Trustee      Trustee     President of Nelson            80       Trustee/Director/Managing
423 Country Club Drive                       since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (64)       Trustee      Trustee     President Emeritus and         82       Trustee/Director/Managing
1126 E. 59th Street                          since 1994  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (63)  Trustee      Trustee     Chief Communications           80       Trustee/Director/Managing
815 Cumberstone Road                         since 2003  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (52)         Trustee and  Trustee     President of funds in the      80       Trustee/Director/Managing
1221 Avenue of the Americas     President    since       Fund Complex. Chairman,                 General Partner of funds
New York, NY 10020                           2003;       President, Chief                        in the Fund Complex.
                                             President   Executive Officer and
                                             since 2002  Director of the Adviser
                                                         and Van Kampen Advisors
                                                         Inc. since December 2002.
                                                         Chairman, President and
                                                         Chief Executive Officer
                                                         of Van Kampen Investments
                                                         since December 2002.
                                                         Director of Van Kampen
                                                         Investments since
                                                         December 1999. Chairman
                                                         and Director of Van
                                                         Kampen Funds Inc. since
                                                         December 2002. President,
                                                         Director and Chief
                                                         Operating Officer of
                                                         Morgan Stanley Investment
                                                         Management since December
                                                         1998. President and
                                                         Director since April 1997
                                                         and Chief Executive
                                                         Officer since June 1998
                                                         of Morgan Stanley
                                                         Investment Advisors Inc.
                                                         and Morgan Stanley
                                                         Services Company Inc.
                                                         Chairman, Chief Executive
                                                         Officer and Director of
                                                         Morgan Stanley
                                                         Distributors Inc. since
                                                         June 1998. Chairman since
                                                         June 1998, and Director
                                                         since January 1998 of
                                                         Morgan Stanley Trust.
                                                         Director of various
                                                         Morgan Stanley
                                                         subsidiaries. President
                                                         of the Morgan Stanley
                                                         Funds since May 1999.
                                                         Previously Chief
                                                         Executive Officer of Van
                                                         Kampen Funds Inc. from
                                                         December 2002 to July
                                                         2003, Chief Strategic
                                                         Officer of Morgan Stanley
                                                         Investment Advisors Inc.
                                                         and Morgan Stanley
                                                         Services Company Inc. and
                                                         Executive Vice President
                                                         of Morgan Stanley
                                                         Distributors Inc. from
                                                         April 1997 to June 1998.
                                                         Chief Executive Officer
                                                         from September 2002 to
                                                         April 2003 and Vice
                                                         President from May 1997
                                                         to April 1999 of the
                                                         Morgan Stanley Funds.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (59)    Trustee      Trustee     Advisory Director of           82       Trustee/Director/Managing
1221 Avenue of the Americas                  since 1999  Morgan Stanley. Prior to                General Partner of funds
New York, NY 10020                                       December 2002, Chairman,                in the Fund Complex.
                                                         Director, President,
                                                         Chief Executive Officer
                                                         and Managing Director of
                                                         Van Kampen Investments
                                                         and its investment
                                                         advisory, distribution
                                                         and other subsidiaries.
                                                         Prior to December 2002,
                                                         President and Chief
                                                         Executive Officer of
                                                         funds in the Fund
                                                         Complex. Prior to May
                                                         1998, Executive Vice
                                                         President and Director of
                                                         Marketing at Morgan
                                                         Stanley and Director of
                                                         Dean Witter, Discover &
                                                         Co. and Dean Witter
                                                         Realty. Prior to 1996,
                                                         Director of Dean Witter
                                                         Reynolds Inc.

Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        82       Trustee/Director/Managing
333 West Wacker Drive                        since 1988  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
NAME, AGE AND                       HELD WITH             TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    TRUST              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)       Executive Vice            Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas  President and             since 2003  funds in the Fund Complex. Chief Executive Officer and
New York, NY 10020           Principal Executive                   Chairman of Investor Services. Managing Director of Morgan
                             Officer                               Stanley. Chief Administrative Officer, Managing Director and
                                                                   Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                   Stanley Services Company Inc. and Managing Director and
                                                                   Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                   Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional and Retail Morgan Stanley Funds; Director of
                                                                   Morgan Stanley SICAV; previously Chief Global Operations
                                                                   Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

Joseph J. McAlinden (62)     Executive Vice President  Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  and Chief Investment      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Officer                               Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Amy R. Doberman (43)         Vice President            Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (38)       Vice President            Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas  and Secretary             since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
NAME, AGE AND                       HELD WITH             TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    TRUST              SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)        Chief Compliance Officer  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza                                       since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (36)        Chief Financial Officer   Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas  and Treasurer             since 1995  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Chief Executive Officer has certified to the New York Stock Exchange that, as of July 18, 2005, he was not aware of any violation by the Fund of the NYSE corporate governance listing standards.

The certifications by the Fund's principal executive officer and principal financial officer required by Rule 30a-2 under the 1940 Act were filed with the Fund's report to the SEC on Form N-CSR and are available on the Securities and Exchange Commission's web site at http://www.sec.gov.

  Van Kampen California Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen California Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen California Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 920, 910, 106
                                                                  VKC ANR 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01936P-Y06/05

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005. All three editions of Exhibit B are attached.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit 12A.
     (2)  Not applicable.
     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2004

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $25,355               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $400                  $321,000(2)
                        TAX FEES...................         $1,600(3)             $0(4)
                        ALL OTHER FEES...........           $0                    $0(5)
              TOTAL NON-AUDIT FEES..........                $2,000                $321,000

              TOTAL..............................           $27,355               $321,000


           2003

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $22,800               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $400                  $230,000(2)
                        TAX FEES..................          $1,550(3)             $0(4)
                        ALL OTHER FEES...........           $0                    $0(6)
              TOTAL NON-AUDIT FEES.........                 $1,950                $230,000

              TOTAL..............................           $24,750               $230,000

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


     -    Van Kampen Investments Inc.
     -    Van Kampen Asset Management
     -    Van Kampen Advisors Inc.
     -    Van Kampen Funds Inc.
     -    Van Kampen Investor Services Inc.
     -    Morgan Stanley Investment Management Inc.
     -    Morgan Stanley Trust Company
     -    Morgan Stanley Investment Management Ltd.
     -    Morgan Stanley Investment Management Company
     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.


(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)     Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Craig Kennedy, Jerry Choate and Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable to the Trust.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Applicable only for reports covering fiscal years on or after December 31, 2005.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen California Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005